Deferred Policy Acquisition Costs and Deferred Reinsurance (Balance of and Changes in Deferred Reinsurance Losses) (Details) - Variable Annuities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 18,977	$ 20,632
Amortization expense	(1,547)	(1,655)
Other	(5)
Balance, end of period	$ 17,425	$ 18,977